Stockholders' Equity	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity

Note 9 Stockholders’ Equity

On March 5, 2012, the Company entered into a share exchange (the “Reorganization”) with MamaMancini’s, LLC (the “LLC”) whereby the Unit holders of the LLC exchanged all 4,700 Ownership Units outstanding for 15,000,000 shares of Company common stock and 223,404 common stock options. All equity accounts have been retrospectively recast as a result of the Reorganization.

(A) Common Stock Transactions

2010

The Company issued 10,946,809 shares to the founders of the Company. During 2010, the Company cancelled 638,298 of these shares.

The Company issued 3,829,787 shares for cash proceeds of $1,200,000 ($3.19/share). The Company incurred $68,277 in share issuance costs related to the issuance.

The Company issued 223,404 shares to consultants for services rendered, at a fair value of $70,000 ($3.19/share). These shares were valued using a best estimate of the price that would be paid in cash for similar services rendered.

2011

The Company issued 638,298 shares for cash proceeds of $200,000 ($3.19/share).

2012

The Company issued 3,454,000 shares for cash proceeds of $3,454,000 ($1.00/share).

(B) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	223,404	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – September 30, 2012	223,404	$1.00
Exercisable – September 30, 2012	223,404	$1.00

Options Outstanding				Options Exercisable

Rang of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	223,404	5 years	$1.00	223,404	$1.00

At September 30, 2012 and December 31, 2011, the total intrinsic value of options outstanding and exercisable was $0.

(C) Warrants

The following is a summary of the Company’s warrant activity:

	Options	Weighted Average Exercise Price

Outstanding – January 01, 2011	-	$-
Exercisable – January 01, 2011	-	$-
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2011	-	$-
Exercisable – December 31, 2011	-	$-
Granted	345,400	$1.00
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – September 30, 2012	345,400	$1.00
Exercisable – September 30, 2012	345,400	$1.00

Warrants Outstanding				Warrants Exercisable

Rang of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.00	345,400	5 years	$1.00	345,400	$1.00

At September 30, 2012 and December 31, 2011, the total intrinsic value of warrants outstanding and exercisable was $0.